Other Current Assets - Additional Information (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 9	€ 32
Fair value [member]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 4	€ 26